Subsequent Events (Details) - Reorganization Transactions on April 1, 2016 $ in Millions	Apr. 01, 2016 USD ($)
Subsequent Events
Certain tax related liabilities incurred	$ 95.4
BancWest Corporation | Bank of the West | BancWest Holding Inc.
Subsequent Events
Ownership prior to transactions (as a percent)	100.00%
Subsequent Events
Subsequent Events
Certain tax related liabilities incurred	$ 95.4
Subsequent Events | BancWest Corporation | Bank of the West | BancWest Holding Inc.
Subsequent Events
Ownership prior to transactions (as a percent)	100.00%